Parent Company Statements - Statements of Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income:
Interest and dividends	$ 310,801	$ 286,424	$ 276,258
Gain (Loss) on Sale of Investments	(2,271)	1,821	0
Interest Expense	43,903	42,665	38,172
Expense:
Income tax benefit	(20,912)	(34,227)	(36,760)
Net income	110,387	84,242	86,135
Other Comprehensive Income (Loss), Net of Tax	(18,533)	(8,709)	(2,102)
Parent Company
Income:
Dividends from subsidiaries	100,000	60,000	60,000
Interest and dividends	1,275	1,500	2,164
Gain (Loss) on Sale of Investments	0	1,821	0
Other	6,068	1,405	1,081
Total income	107,343	64,726	63,245
Interest Expense	617	1,073	2,429
Expense:
Other, net	14,619	8,805	9,730
Total expense	15,236	9,878	12,159
Income before income taxes and equity in undistributed income of subsidiaries	92,107	54,848	51,086
Income tax benefit	4,010	2,695	4,357
Income before equity in undistributed income of subsidiaries	96,117	57,543	55,443
Equity in undistributed income of subsidiaries	14,270	26,699	30,692
Net income	110,387	84,242	86,135
Other Comprehensive Income (Loss), Net of Tax	(18,533)	(8,709)	(2,102)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	$ 91,854	$ 75,533	$ 84,033